Investment Strategy	Sep. 04, 2026
SoFi AI Power Grid ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of U.S. and Non-U.S companies with thematic exposure to products, services, and operations that support artificial intelligence (“AI”) power and datacenter infrastructure. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

BITA AI Power Select Index

The Index includes companies with significant thematic exposure to the provision of critical energy and physical infrastructure required to support high-density AI datacenters or whose products, services, and activities are integral to the AI power grid ecosystem.

The Index’s initial universe consists of all U.S. and Non-U.S. companies for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria:

A.	Thematic Exposure Requirement: To be eligible for inclusion in the Index, a company must: derive at least 50% of its total revenue from at least one of the “Sub-Themes” listed below; or demonstrate material involvement in one or more of the Sub-Themes” listed below. The Index Provider determines whether there is material involvement using a rules-based methodology that considers a company’s revenue exposure, disclosed investments, research and development (R&D) activity, strategic partnerships, government contracts, and patent filings. For additional information about how the Index Provider determines whether a company has material involvement in a sub-theme, see the sections of the Prospectus titled “Additional Information About the Funds – Principal Investment Strategies.”

Sub-Themes:

●	Power Generation and Utilities: Companies that produce the massive scale of electricity required by hyperscale datacenters. This includes independent power producers and utilities operating nuclear, natural gas, and renewable energy plants that sign direct power purchase agreements with major technology companies.
●	Grid Infrastructure and Electrical Equipment: Companies that build the hardware to safely transport electricity from power plants to datacenters. This includes manufacturers of high-voltage transformers, switchgears, transmission cables, and the engineering firms contracted to modernize and expand the aging electrical grid.
●	Datacenter Power Management: Companies that provide products and services to ensure uninterrupted and efficient power flow inside datacenters. This covers manufacturers of uninterruptible power supplies, backup generators, and specialized power distribution units designed to handle the massive energy loads of AI server racks.
●	Advanced Cooling and Rack Infrastructure: Companies that provide products and services to protect AI servers from overheating. This includes developers of direct-to-chip liquid cooling systems, immersion cooling technology, commercial HVAC systems for datacenters, and the manufacturers of the physical, high-density server racks.
B.	Market Capitalization Requirement: Companies must have a market capitalization of at least $250 million.
C.	Developed Market Exchange: To be eligible for inclusion, a company’s shares must trade on one of the exchanges listed below:
●	Selection Priority: When selecting eligible shares trading on one or more exchanges listed below, the Index prioritizes U.S.-listed shares for inclusion and non-U.S. listed shares are considered only if U.S.-listed shares are unavailable.
●	Eligible Exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Wiener Börse); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange or TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam); New Zealand (New Zealand Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); and United Kingdom (London Stock Exchange); United States (Nasdaq, New York Stock Exchange).
D.	Minimum Free Float Percentage: Securities must have a free-float percentage of at least 10%.
E.	Minimum Liquidity: Securities with a 3-Month Average Daily Traded Value (ADTV) below USD 0.5 million, are excluded.
F.	Ordinary Shares or ADRs: The Index includes only ordinary shares and American Depositary Receipts (ADRs) of eligible companies.

Companies that satisfy the criteria described above are included as Index constituents (each such company, an “AI Power Grid Company”).

Index constituents are weighted according to their free-float market capitalization. While the Index has minimum market capitalization requirements, the Index may have exposure to small-, mid- and large-capitalization companies. The Index will include only AI Power Grid Companies and generally includes between 20 and 40 constituents. As of August 31, 2026, the Index contained 23 constituents.

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in AI Power Grid Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is concentrated in the Electrical Equipment industry.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in AI Power Grid Companies that are component securities of the Index.
SoFi Blockchain Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of U.S. and Non-U.S. companies with thematic exposure to commercial activities that support infrastructure, technology, or services necessary for on-chain finance to function. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

BITA Blockchain Infrastructure Select Index

The Index is generally comprised of publicly traded U.S. exchange-listed companies (including American Depositary Receipts (“ADRs”)) that derive significant revenue from commercial activities that support infrastructure, technology, or services necessary for on-chain finance to function. These companies operate across the following sub-themes (“Sub-Themes”):

The Index’s initial universe consists of all U.S. and Non-U.S. companies for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria:

A.	Thematic Exposure Requirement: To be eligible for inclusion in the Index, a company must: derive at least 50% of its total revenue from at least one of the “Sub-Themes” listed below; or demonstrate material involvement in one or more of the Sub-Themes” listed below. The Index Provider determines whether there is material involvement using a rules-based methodology that considers a company’s revenue exposure, disclosed investments, research and development (R&D) activity, strategic partnerships, government contracts, and patent filings. For additional information about how the Index Provider determines whether a company has material involvement in a sub-theme, see the sections of the Prospectus titled “Additional Information About the Funds – Principal Investment Strategies.”

Sub-Themes:

●	Digital Asset Exchanges and Trading Infrastructure: Companies that operate the primary venues and systems for buying, selling and analyzing digital assets. These includes cryptocurrency exchanges, regulated broker-dealers, and providers of on-chain market data, derivatives platforms and institutional trading networks.
●	Blockchain Settlement and Payment Processing: Companies facilitating the movement of value using blockchain technology. This focuses on payment gateways and merchant acquiring services that allow businesses to accept cryptocurrency, as well as enterprise networks designed to clear and settle financial transactions instantly across decentralized ledgers.
●	Digital Custody and Stablecoin Management: Companies that secure digital assets and bridge the gap between fiat and crypto. This includes providers of institutional-grade wallet infrastructure for safeguarding tokens, as well as the issuers and reserve managers of stablecoins designed to maintain a stable value against traditional fiat currencies.
●	Tokenization and Blockchain Software: Companies building the underlying architecture and intelligence for the next generation of finance. This covers platforms that tokenize real-world assets, enterprise cloud providers hosting decentralized nodes, and developers of specialized analytics software for on-chain compliance and smart contract execution.
B.	Market Capitalization Requirement: Companies must have a market capitalization of at least $250 million.
C.	Developed Market Exchange: To be eligible for inclusion, a company’s shares must trade on one of the exchanges listed below:
●	Selection Priority: When selecting eligible shares trading on one or more exchanges listed below, the Index prioritizes U.S.-listed shares for inclusion and non-U.S. listed shares are considered only if U.S.-listed shares are unavailable.
●	Eligible Exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Wiener Börse); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange or TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam); New Zealand (New Zealand Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); and United Kingdom (London Stock Exchange); United States (Nasdaq, New York Stock Exchange).
D.	Minimum Free Float Percentage: Securities must have a free-float percentage of at least 10%.
E.	Minimum Liquidity: Securities with a 3-Month Average Daily Traded Value (ADTV) below USD 0.5 million, are excluded.
F.	Ordinary Shares or ADRs: The Index includes only ordinary shares and American Depositary Receipts (ADRs) of eligible companies.

Companies that satisfy the criteria described above are included as Index constituents (each such company, an “On-Chain Company”).

Index constituents are weighted according to their free-float market capitalization. While the Index has minimum market capitalization requirements, the Index may have exposure to small-, mid- and large-capitalization companies. The Index will include only On-Chain Companies and generally includes between 20 and 40 constituents. As of August 31, 2026, the Index contained 24 constituents.

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in On-Chain Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this prospectus, the Index is concentrated in the financial services industry.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in On-Chain Companies that are component securities of the Index.
SoFi Robotaxi and Autonomous Vehicles ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of U.S. and Non-U.S companies with thematic exposure to the design and development of robotaxi vehicles and platforms, as well as those engaged in supplying enabling technologies and infrastructure that support the potential commercialization of autonomous taxi services. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

BITA Robotaxi Select Index

The Index includes companies with significant thematic exposure to the development of robotaxi vehicles and platforms or that are engaged in supplying enabling technologies and infrastructure that support the potential commercialization of autonomous taxi services.

The Index’s initial universe consists of all U.S. and Non-U.S. companies for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria:

A.	Thematic Exposure Requirement: To be eligible for inclusion in the Index, a company must: derive at least 50% of its total revenue from at least one of the “Sub-Themes” listed below; or demonstrate material involvement in one or more of the Sub-Themes” listed below. The Index Provider determines whether there is material involvement using a rules-based methodology that considers a company’s revenue exposure, disclosed investments, research and development (R&D) activity, strategic partnerships, government contracts, and patent filings. For additional information about how the Index Provider determines whether a company has material involvement in a sub-theme, see the sections of the Prospectus titled “Additional Information About the Funds – Principal Investment Strategies.”

Sub-Themes:

●	Robotaxi Operators & Ride-Hailing Networks: Companies that build and manage the digital platforms where users book and pay for driverless rides. This includes firms developing the dispatching algorithms and real-time apps necessary to run a commercial autonomous taxi fleet that replaces traditional ride-sharing and private car ownership.
●	Self-Driving Software and Artificial Intelligence (“AI”) Drivers: Companies that create the "virtual driver" or the brain of the vehicle. This focuses on high-automation software capable of steering, braking, and navigating complex city streets without a human behind the wheel. These firms use artificial intelligence to process surroundings and make split-second driving decisions.
●	Autonomous Sensors and Processing Hardware: Companies that design the physical eyes and brains for autonomous vehicles. This includes Light Detection and Ranging (“LiDAR”) and radar for 3D vision, high-definition cameras for object recognition, and powerful computer chips that handle the massive amount of data required for a vehicle to drive itself safely.
●	Autonomous Infrastructure and Fleet Management: Companies providing the physical and digital backbone required to support uncrewed vehicle fleets. This includes robotic and automated charging solutions that allow unoccupied electric vehicles to recharge without human assistance, as well as providers of high-definition mapping, remote teleoperation services, and automated fleet maintenance platforms.
B.	Market Capitalization Requirement: Companies must have a market capitalization of at least $250 million.
C.	Developed Market Exchange: To be eligible for inclusion, a company’s shares must trade on one of the exchanges listed below:
●	Selection Priority: When selecting eligible shares trading on one or more exchanges listed below, the Index prioritizes U.S.-listed shares for inclusion and non-U.S. listed shares are considered only if U.S.-listed shares are unavailable.
●	Eligible Exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Wiener Börse); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange or TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam); New Zealand (New Zealand Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); and United Kingdom (London Stock Exchange); United States (Nasdaq, New York Stock Exchange).
D.	Minimum Free Float Percentage: Securities must have a free-float percentage of at least 10%.
E.	Minimum Liquidity: Securities with a 3-Month Average Daily Traded Value (ADTV) below USD 0.5 million, are excluded.
F.	Ordinary Shares or ADRs: The Index includes only ordinary shares and American Depositary Receipts (ADRs) of eligible companies.

Companies that satisfy the criteria described above are included as Index constituents (each such company, a “Robotaxi and Autonomous Vehicle Company”).

Index constituents are weighted according to their free-float market capitalization. While the Index has minimum market capitalization requirements, the Index may have exposure to small-, mid- and large-capitalization companies. The Index will include only Robotaxi and Autonomous Vehicle Companies and generally includes between 20 and 40 constituents. As of August 31, 2026, the Index contained 21 constituents.

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in Robotaxi and Autonomous Vehicle Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this prospectus, the Index is concentrated in the financial services industry.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in Robotaxi and Autonomous Vehicle Companies that are component securities of the Index.